Capital Commitments - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	$ 137	$ 113
2022 [Member]
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	42
2023 [Member]
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	60
2024 [Member]
Disclosure of capital commitments [Line Items]
Commitments to purchase property, plant and equipment	$ 35